24. Benefit plans (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefit Plans Details Abstract
Non-current	$ 385,098	$ 477,765
Current	32,365	46,375
Total benefit plans	$ 417,463	$ 524,140	$ 442,170